UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MDE Group, Inc.
Address: 465 South Street, Suite 304
         Morristown, NJ  07960

13F File Number:  028-14503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emil Coscarelli
Title:     Chief Compliance Officer
Phone:     973-206-7100

Signature, Place, and Date of Signing:

 /s/ Emil Coscarelli     Morristown, NJ     February 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total:    $367,026 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      609     7451 SH       SOLE                     7451        0        0
ALTRIA GROUP INC               COM              02209s103      545    18385 SH       SOLE                    18385        0        0
AMERICAN TOWER CORP            CL A             029912201      233     3882 SH       SOLE                     3882        0        0
APPLE INC                      COM              037833100     1585     3914 SH       SOLE                     3914        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      506    10930 SH       SOLE                    10930        0        0
AT&T INC                       COM              00206r102      585    19348 SH       SOLE                    19348        0        0
BOEING CO                      COM              097023105      536     7314 SH       SOLE                     7314        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      616    17471 SH       SOLE                    17471        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2559    40000 SH       SOLE                    40000        0        0
CHEVRON CORP NEW               COM              166764100      554     5208 SH       SOLE                     5208        0        0
CISCO SYS INC                  COM              17275r102      186    10290 SH       SOLE                    10290        0        0
CONOCOPHILLIPS                 COM              20825c104      530     7279 SH       SOLE                     7279        0        0
DENTSPLY INTL INC NEW          COM              249030107      385    11000 SH       SOLE                    11000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      496     5678 SH       SOLE                     5678        0        0
DOMINION RES INC VA NEW        COM              25746u109      527     9931 SH       SOLE                     9931        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      429     9381 SH       SOLE                     9381        0        0
E M C CORP MASS                COM              268648102      251    11657 SH       SOLE                    11657        0        0
EBAY INC                       COM              278642103      318    10482 SH       SOLE                    10482        0        0
EL PASO CORP                   COM              28336l109      230     8656 SH       SOLE                     8656        0        0
EMERSON ELEC CO                COM              291011104      218     4678 SH       SOLE                     4678        0        0
EXXON MOBIL CORP               COM              30231g102      691     8147 SH       SOLE                     8147        0        0
GENERAL ELECTRIC CO            COM              369604103      721    40261 SH       SOLE                    40261        0        0
GENUINE PARTS CO               COM              372460105      509     8310 SH       SOLE                     8310        0        0
GILEAD SCIENCES INC            COM              375558103      379     9267 SH       SOLE                     9267        0        0
GOOGLE INC                     CL A             38259p508      524      811 SH       SOLE                      811        0        0
HCP INC                        COM              40414L109      506    12217 SH       SOLE                    12217        0        0
HEALTH CARE REIT INC           COM              42217K106      508     9320 SH       SOLE                     9320        0        0
HEINZ H J CO                   COM              423074103      566    10465 SH       SOLE                    10465        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      302     7925 SH       SOLE                     7925        0        0
INTEL CORP                     COM              458140100      748    30863 SH       SOLE                    30863        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      285     1551 SH       SOLE                     1551        0        0
INVESTORS BANCORP INC          COM              46146p102     1164    86370 SH       SOLE                    86370        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      366     3139 SH       SOLE                     3139        0        0
ISHARES TR                     S&P 500 INDEX    464287200    17512   139026 SH       SOLE                   139026        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440      317     3000 SH       SOLE                     3000        0        0
ISHARES TR                     DJ OIL EQUIP     464288844      245     4725 SH       SOLE                     4725        0        0
JOHNSON & JOHNSON              COM              478160104      650     9906 SH       SOLE                     9906        0        0
KIMBERLY CLARK CORP            COM              494368103      520     7063 SH       SOLE                     7063        0        0
KRAFT FOODS INC                CL A             50075n104      694    18570 SH       SOLE                    18570        0        0
LIBERTY MEDIA CORP             DEB 3.500% 1/1   530715an1        8    14951 PRN      SOLE                    14951        0        0
LILLY ELI & CO                 COM              532457108      599    14403 SH       SOLE                    14403        0        0
MCDONALDS CORP                 COM              580135101      202     2014 SH       SOLE                     2014        0        0
MERCK & CO INC NEW             COM              58933Y105      739    19599 SH       SOLE                    19599        0        0
MERITOR INC                    COM              59001k100      115    21674 SH       SOLE                    21674        0        0
MICROSOFT CORP                 COM              594918104      707    27219 SH       SOLE                    27219        0        0
MONSANTO CO NEW                COM              61166w101      492     7022 SH       SOLE                     7022        0        0
NEXTERA ENERGY INC             COM              65339f101      670    11006 SH       SOLE                    11006        0        0
NOKIA CORP                     SPONSORED ADR    654902204      108    22385 SH       SOLE                    22385        0        0
NUPATHE INC                    COM              67059m100       28    15264 SH       SOLE                    15264        0        0
ORACLE CORP                    COM              68389x105      205     8006 SH       SOLE                     8006        0        0
PATTERSON COMPANIES INC        COM              703395103      295    10000 SH       SOLE                    10000        0        0
PERRIGO CO                     COM              714290103      389     4000 SH       SOLE                     4000        0        0
PETROCHINA CO LTD              SPONSORED ADR    71646e100      217     1745 SH       SOLE                     1745        0        0
PFIZER INC                     COM              717081103      359    16584 SH       SOLE                    16584        0        0
PHILIP MORRIS INTL INC         COM              718172109      568     7239 SH       SOLE                     7239        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     1386    18875 SH       SOLE                    18875        0        0
PRAXAIR INC                    COM              74005p104      307     2873 SH       SOLE                     2873        0        0
PROCTER & GAMBLE CO            COM              742718109      328     4915 SH       SOLE                     4915        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107      486     6393 SH       SOLE                     6393        0        0
SCHLUMBERGER LTD               COM              806857108      290     4250 SH       SOLE                     4250        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     1610    10596 SH       SOLE                    10596        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    17289  2157600 SH  CALL SOLE                        0        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    20512  1992800 SH  PUT  SOLE                  1992800        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103   271462  2163047 SH       SOLE                  2163047        0        0
SWEDISH EXPT CR CORP           RG ENRGY ETN22   870297306      115    17169 SH       SOLE                    17169        0        0
TRAVELERS COMPANIES INC        COM              89417e109      409     6910 SH       SOLE                     6910        0        0
UNILEVER N V                   N Y SHS NEW      904784709      537    15628 SH       SOLE                    15628        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3767    58590 SH       SOLE                    58590        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1179    29744 SH       SOLE                    29744        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1138    29779 SH       SOLE                    29779        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104      684    17049 SH       SOLE                    17049        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857w209      512    18260 SH       SOLE                    18260        0        0
WELLS FARGO & CO NEW           COM              949746101      209     7595 SH       SOLE                     7595        0        0